Accounts Payable and Accrued Expense (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts payable	$ 1,135,608	$ 890,610
Professional fees	200,468	126,722
Accrued bonus	0	380,020
Accrued interest	483,442
Accrued vacation	52,835	56,796
Accrued project costs	541,158	696,158
Other	57,459	9,568
Total accounts payable and accrued expenses	$ 2,470,970	$ 2,159,874